Revenues - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in product sales	€ 36,300
Decrease in other revenues from contract with customers	55,800
Revenues from contracts with customers	3,710	€ 59,524
UK Authority | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers		89,400
Pfizer Inc. | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers		(36,100)
COVID VLA2001
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	0	89,383
COVID VLA2001 | UK Authority
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers		89,400
Lyme VLA15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	€ 0	(36,107)
Lyme VLA15 | Pfizer Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers		€ (36,100)